Leases (Tables)	12 Months Ended
Jun. 30, 2024
Presentation of Leases for Lessee and Lessor [Abstract]
Disclosure of right-of-use assets
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the year ended 30 June 2024:

	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
At 1 July 2023	£65,053	£—	£31	£65,084
Additions	5,276	227	—	5,503
Disposals	(880)	—	(12)	(892)
Derecognition as a result of subleases	(701)	—	—	(701)
Modifications (1)	(1,912)	—	—	(1,912)
Depreciation charge	(12,957)	(50)	(19)	(13,026)
Net impairment charge	(130)	—	—	(130)
Effect of foreign exchange translations	(633)	1	—	(632)
At 30 June 2024	£53,116	178	£—	£53,294
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation, changes resulting from reducing the space rented and changes resulting from lease term reassessments. The carrying value of the corresponding right-of-use asset is also re-measured to reflect this change.
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the year ended 30 June 2023:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
At 1 July 2022	£50,736	£82	£50,818
Additions	17,349	—	17,349
Disposals	(24)	—	(24)
Derecognition as a result of subleases	(6)	—	(6)
Modifications (1)	8,187	—	8,187
Depreciation charge	(11,809)	(52)	(11,861)
Reversal of the impairment charge	131	—	131
Effect of foreign exchange translations	489	1	490
At 30 June 2023	£65,053	£31	£65,084
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also re-measured to reflect this change.

Disclosure of changes in net investment in finance lease
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2024:

	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
At 1 July 2023	£68,984	—	£30	£69,014
Additions	5,238	243	—	5,481
Disposals	(937)	—	(10)	(947)
Modifications(1)	(2,074)	—	—	(2,074)
Interest	2,147	—	—	2,147
Payments	(14,698)	(58)	(20)	(14,776)
Effect of foreign exchange revaluation and translations	(839)	1	—	(838)
At 30 June 2024	£57,821	£186	£—	£58,007
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation, changes resulting from reducing the space rented and changes resulting from lease term reassessments.
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2023:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
At 1 July 2022	£55,816	£81	£55,897
Additions	17,375	—	17,375
Disposals	(24)	—	(24)
Modifications(1)	8,188	—	8,188
Interest	1,675	1	1,676
Payments	(13,435)	(53)	(13,488)
Effect of foreign exchange revaluation and translations	(611)	1	(610)
At 30 June 2023	£68,984	£30	£69,014
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
Schedule of minimum finance lease payments
The maturities of the Group’s lease liabilities for the year ended 30 June 2024 are as follows:

	Leasehold Buildings £’000	Other IT equipment £’000	Total £’000
Less than 1 year	14,290	160	14,450
1 to 5 years	38,974	26	39,000
More than 5 years	10,487	—	10,487
Total undiscounted lease liabilities	63,751	186	63,937

Lease liabilities included in the balance sheet	57,821	186	58,007
Analysed as:
Current	14,290	160	14,450
Non-current	43,531	26	43,557
The maturities of the Group’s lease liabilities for the year ended 30 June 2023 are as follows:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Less than 1 year	14,550	23	14,573
1 to 5 years	45,018	7	45,025
More than 5 years	17,063	—	17,063
Total undiscounted lease liabilities	76,631	30	76,661

Lease liabilities included in the balance sheet	68,984	30	69,014
Analysed as:
Current	14,550	23	14,573
Non-current	54,434	7	54,441

Disclosure of income statement impact of leases
The following items have been recognised in the Consolidated statement of comprehensive income for the current and prior year:

2024	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
Depreciation of right-of-use assets	£12,957	£50	£19	£13,026
Impairment of right-of-use assets	130	—	—	130
Interest expense on lease liabilities	2,147	—	—	2,147
Expense related to short-term leases	2,081	—	61	2,142
Loss on derecognition of right-of-use assets sub-leased	81	—	—	81
Net gain on disposal of right-of-use asset	(139)	—	—	(139)
Fair value movement of financial assets	(18)	—	—	(18)
Total	£17,239	£50	£80	£17,369

2023	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Depreciation of right-of-use assets	£11,809	£52	£11,861
Reversal of impairment of right-of-use assets	(131)	—	(131)
Interest expense on lease liabilities	1,675	1	1,676
Expense related to short-term leases	1,841	58	1,899
Loss on derecognition of right-of-use assets sub-leased	—	—	—
Net gain on disposal of right-of-use asset	(1)	—	(1)
Fair value movement of financial assets	(2)	—	(2)
Total	£15,191	£111	£15,302

Disclosure of contractual obligations and commitments
The following table summarises our commitments to settle contractual obligations as of 30 June 2024 and the effect such obligations are expected to have on our liquidity and cash flows:

	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years	Total
	(in thousands)
Lease liabilities	£14,450	£31,080	£7,920	£10,487	£63,937
Short-term leases	1,893	—	—	—	1,893
Leases contracted, but not yet commenced	136	288	24	—	448
Total	£16,479	£31,368	£7,944	£10,487	£66,278

Schedule of minimum finance lease receipts
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

	Finance leases 2024 £’000	Finance leases 2023 £’000
Less than 1 year	183	59
1 to 2 years	182	—
2 to 3 years	108	—
3 to 4 years	113	—
Total undiscounted lease payments receivable	586	59
Unearned finance income	53	3
Net investment in finance lease receivable	533	56
Analysed as:
Current	183	56
Non-current	350	—